EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the supplement dated December 7, 2017, for Class A, Class C, Institutional Class, Trust Class and Class R6 of Neuberger Berman Strategic Income Fund, a series of Neuberger Berman Income Funds, which was filed with the Securities and Exchange Commission on December 7, 2017 (Accession No. 0000898432-17-001278).